Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (257,757)	$ (152,937)	$ (86,589)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(382)	43	(663)
Total comprehensive loss	(258,139)	(152,894)	(87,252)
Less: net loss attributable to the noncontrolling interest	(27)	(377)	(810)
Less: foreign currency translation adjustments attributable to the noncontrolling interest		69	49
Comprehensive loss attributable to the noncontrolling interest	(27)	(308)	(761)
Comprehensive loss attributable to A123 Systems, Inc.	$ (258,112)	$ (152,586)	$ (86,491)